Segment Reporting - Summary of Revenues Based on Location of Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,200	$ 987	$ 5,045	$ 4,454
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			4,903	4,156
Argentina
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			26	0
India
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			7	7
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			$ 109	$ 291